CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (INCOME) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (INCOME)
Net loss for the period	€ (54,274)	€ (49,635)	€ (33,619)
Items that will be reclassified subsequently to profit or loss	(107)	(164)
Currency translation differences	(107)	(164)
Items that will not be reclassified subsequently to profit or loss	425	82	(49)
Remeasurement of defined benefit plans	425	82	(49)
Total comprehensive loss	€ (53,955)	€ (49,717)	€ (33,668)